INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2014
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

12.	INVESTMENT IN FINANCE LEASE

As of December 31, 2014, one of the Company's vessels was accounted for as a sales-type lease (2013: one). The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2014	2013
Net minimum lease payments receivable	67,145	78,452
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(38,647)	(47,398)
Total investment in sales-type lease	48,818	51,374
Current portion	3,028	2,555
Long-term portion	45,790	48,819
	48,818	51,374

The minimum future gross revenues to be received under the Company's non-cancelable sales-type lease as of December 31, 2014 are as follows:

(in thousands of $)
2015	11,307
2016	11,338
2017	11,307
2018	11,307
2019	11,307
Thereafter	10,579
Total minimum lease revenues	67,145

The counterparty to the lease is a state-owned oil company which the Company has deemed to have a low credit risk.